Note 13 - Other Expenses (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	[1]	$ 2,099	$ 0	$ 0

[1]	Caledonia awarded discretionary payments to selected employees at Blanket Mine and Bilboes over 60 years of age as retirement amounting to $2.1 million (excluding Share-based payment awards granted that remained unaffected). Group related retirements were classified as administrative expenses.